Consolidated Balance Sheet - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	R$ 37,084,254	R$ 23,122,550
Financial Assets Measured at Fair Value Through Profit or Loss	231,001,886	208,921,896
Debt instruments	107,585,055	84,291,192
Equity instruments	2,968,823	3,422,154
Derivatives	40,175,818	29,269,652
Loans and advances to customers	4,911,803	3,040,712
Compulsory deposits with the Brazilian Central Bank	75,360,387	88,898,186
Financial Assets Measured At Fair Value Through Other Comprehensive Income	92,078,540	59,052,090
Debt instruments	92,058,907	59,036,137
Equity instruments	19,633	15,953
Financial Assets Measured At Amortized Cost	768,324,784	723,710,121
Loans and other receivables from credit institutions	30,177,627	25,716,845
Loans and advances to customers	561,178,111	514,936,423
Debt instruments	84,529,222	101,087,321
Compulsory deposits with the Brazilian Central Bank	92,439,824	81,969,532
Derivatives Used as Hedge Accounting	30,481	25,069
Non-Current Assets Held For Sale	1,042,273	914,072
Investments in Associates and Joint Ventures	3,640,176	1,609,780
Tax Assets	59,790,262	52,839,470
Current	11,566,385	9,393,766
Deferred	48,223,877	43,445,704
Other Assets	6,955,457	5,996,651
Permanent Assets	6,021,900	7,085,564
Intangible Assets	32,826,797	32,375,513
Goodwill	27,892,878	27,852,568
Other intangible assets	4,933,919	4,522,945
Total Assets	1,238,796,810	1,115,652,776
Liabilities and Shareholders’ Equity
Financial Liabilities Measured At Fair Value Through Profit or Loss	82,722,610	49,581,441
Derivatives	39,280,448	23,763,857
Short positions	39,396,666	19,831,991
Liabilities arising from securities	4,045,496	5,985,593
Financial Liabilities at Amortized Cost	1,001,581,240	910,550,506
Credit institution deposits	158,565,482	118,511,957
Customer deposits	605,068,163	583,220,576
Liabilities arising from securities	135,632,632	124,397,422
Debt instruments eligible as capital	23,137,784	19,626,967
Other financial liabilities	79,177,179	64,793,584
Derivatives Used as Hedge Accounting	129,826	1,176,571
Provisions	10,976,930	11,473,781
Obligations for pension funds and similar liabilities	1,364,437	2,543,504
Provisions for judicial and administrative proceedings, commitments, and other provisions	9,612,493	8,930,277
Tax Liabilities	10,175,193	8,999,893
Current	4,485,753	5,300,461
Deferred	5,689,440	3,699,432
Other Liabilities	13,383,879	19,014,230
Total Liabilities	1,118,969,678	1,000,796,422
Shareholders’ Equity	126,199,224	118,421,219
Share capital	65,000,000	55,000,000
Capital reserve	630,011	607,677
Treasury shares	(884,707)	(1,106,783)
Profit Reserve	61,453,920	63,920,325
Other Comprehensive Income	(6,707,539)	(3,968,215)
Shareholders’ Equity Attributable to the Parent	119,491,685	114,453,004
Non - Controlling interests	335,447	403,350
Total Shareholders’ Equity	119,827,132	114,856,354
Total Liabilities and Shareholders’ Equity	R$ 1,238,796,810	R$ 1,115,652,776